091-09156

For Internal Use Only
Sec File No. 9-

[redacted]

10047789

Submit 1 Original
and 4 copies

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Invesco PowerShares Capital Mgmt LLC

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
PRN: Dynamic Industrials Sector Intellidex Index; PSI: Dynamic Semiconductors Intellidex Index; PSJ: Dynamic Software Intellidex Index; PSL: Dynamic Consumer Staples Sector Intellidex Index; PSR: FTSE NAREIT Equity REITs Index; PTE: Dynamic Telecom & Wireless Intellidex Index; PTF: Dynamic Technology Sector Intellidex Index; PTH: Dynamic Heathcare Intellidex Index; PTJ: Dynamic Healthcare Services Intellidex Index; PUI: Dynamic Utilities Intellidex Index; PUW: WilderHill Progressive Energy Index; PXE: Energy Exploration & Production Intellidex Index; PXI: Dynamic Energy Sector Intellidex Index; PXJ: Dynamic Oil Services Intellidex Index; PXN: Lux Nanotech Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 15 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
PRN, PSI, PSJ, PSL, PSR, PTE, PTF, PTH, PTJ, PUI, PUW, PXE, PXI, PXJ, PXN

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

PRN: AMEX, ARCA, NASDAQ, NYSE; PSI: AMEX, ARCA, NASDAQ, NYSE; PSJ: AMEX, ARCA, NASDAQ, NYSE; PSL: AMEX, ARCA, NASDAQ, NYSE; PSR: AMEX, ARCA, NASDAQ, NYSE; PTE: AMEX, ARCA, NASDAQ, NYSE; PTF: AMEX, ARCA, NASDAQ, NYSE; PTH: AMEX, ARCA, NASDAQ, NYSE; PTJ: AMEX, ARCA, NASDAQ, NYSE; PUI: AMEX, ARCA, NASDAQ, NYSE; PUW: AMEX, ARCA, NASDAQ, NYSE; PXE: AMEX, ARCA, NASDAQ, NYSE; PXI: AMEX, ARCA, NASDAQ, NYSE; PXJ: AMEX, ARCA, NASDAQ, NYSE; PXN: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**20-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	JUL 23 2010